SHARE BASED PAYMENTS - Cash settled, Obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED PAYMENTS
Balance at beginning of the year	R 1,425.1	R 225.7	R 434.5
Fair value (gain) / loss on obligations	128.6	1,217.9	(249.9)
Cash-settled share-based payments paid	(274.5)	(90.9)	(21.7)
Share-based payment obligation on acquisition of subsidiary			45.1
Foreign currency translation	(4.2)	(0.6)
Balance at end of the year	1,628.4	1,425.1	225.7
Current portion of share-based payment obligations	(33.1)	(82.1)	(56.8)
Cash-setttled share-based payment obligations, non-current	1,595.3	1,343.0	168.9
DRD Gold Cash Settled Scheme [Member]
SHARE-BASED PAYMENTS
Increase due to share-based payments expense	127.8	64.1	3.2
Share Based Plan Stillwater Cash Settled Scheme [Member]
SHARE-BASED PAYMENTS
Increase due to share-based payments expense	0.7	8.9	14.5
Share-based payment on BEE transaction
SHARE-BASED PAYMENTS
Balance at beginning of the year	1,367.6	149.7
Balance at end of the year	1,468.5	1,367.6	149.7
Share-Based Payment Arrangements Other Than BEE Transaction [Member]
SHARE-BASED PAYMENTS
Balance at beginning of the year	57.5	76.0
Increase due to share-based payments expense	353.4	73.0	17.7
Balance at end of the year	R 159.9	R 57.5	R 76.0